Pensions and other post-retirement benefit obligations - Schedule of defined benefit plan recognised in balance sheet (Details) - GBP (£) £ in Millions	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Other post-employment liabilities	£ (61)	£ (52)
Net defined benefit asset	1,875	1,814	£ 1,737	£ 1,951
Net defined benefit asset	2,478	2,407
Liabilities	(603)	(593)
Funded obligations
Disclosure of defined benefit plans [line items]
Present value of obligations	(17,058)	(17,601)
Fair value of plan assets	19,247	19,733
Funding surplus/(deficit)	2,189	2,132
Unfunded obligations
Disclosure of defined benefit plans [line items]
Present value of obligations	£ (253)	£ (266)